CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
BALANCE at Dec. 31, 2013	$ 87,789	$ 18	$ 25,052	$ 809	$ 61,080	$ 830
BALANCE, shares at Dec. 31, 2013		4,415,089
Shares issued for equity compensation plan	538	$ 1	537
Shares issued for equity compensation plan, shares		40,000
Escrow shares cancelled	(1)	$ (1)
Escrow shares cancelled, shares		(101,374)
Net loss	(2,288)				(2,288)
Foreign currency translation adjustment	(36)					(36)
Realization of foreign currency translation gain relating to disposal of a subsidiary	(805)					(805)
Reclassification of statutory reserves upon disposal of a subsidiary				(809)	809	0
BALANCE at Dec. 31, 2014	85,197	$ 18	25,589		59,601	(11)
BALANCE, shares at Dec. 31, 2014		4,353,715
Shares issued for equity compensation plan	239	$ 0	239
Shares issued for equity compensation plan, shares		117,500
Shares to be issued on conversion of convertible notes	76	$ 0	76
Shares to be issued on conversion of convertible notes, shares		51,511
Net loss	(2,418)	$ 0	0		(2,418)
Foreign currency translation adjustment	(5,258)	0	0		0	(5,258)
BALANCE at Dec. 31, 2015	77,836	$ 18	25,904		57,183	(5,269)
BALANCE, shares at Dec. 31, 2015		4,522,726
Shares issued for equity compensation plan	1,566	$ 2	1,564
Shares issued for equity compensation plan, shares		459,250
Shares to be issued on conversion of convertible notes	3,674	$ 6	3,668
Shares to be issued on conversion of convertible notes, shares		1,343,425
Shares issued on acquisition of a subsidiary	4,080	$ 5	4,075
Shares issued on acquisition of a subsidiary, shares		1,162,305
Shares issued on placement financing	7,001	$ 7	6,994
Shares issued on placement financing, shares		1,900,000
Rounding difference on reverse stock split, shares		222
Net loss	(5,047)				(5,047)
Foreign currency translation adjustment	(2,431)				0	(2,431)
BALANCE at Dec. 31, 2016	$ 86,679	$ 38	$ 42,205		$ 52,136	$ (7,700)
BALANCE, shares at Dec. 31, 2016		9,387,928